Operating lease receivables - Operating Lease Receivables Maturity (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,063,992,066	$ 769,813,113	$ 626,368,111
Not later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	204,723,974	155,267,112	140,816,013
Later than 1 year and not later than 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	344,644,619	250,043,235	213,202,071
Later than 3 year and not later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	329,579,421	209,592,871	169,944,066
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 185,044,052	$ 154,909,895	$ 102,405,961